MORTGAGE NOTES PAYABLE, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Mortgage Notes Payable, Net [Abstract]
Deferred financing costs, net		$ 36,206	$ 41,979
Contractual Maturities [Abstract]
2015		17,046
2016		42,302
2017		204,128
2018		206,774
2019		140,657
Thereafter		647,663
Total		1,258,570
Mortgage Notes Payable [Member]
Mortgage Notes Payable, Net [Abstract]
Outstanding face amount		1,258,570	1,077,162
Carrying value	[1]	$ 1,223,224	1,035,193
Weighted average maturity		5 years 6 months
Mortgage Notes Payable [Member] | Level 3 [Member]
Contractual Maturities [Abstract]
Fair value of mortgage notes payable		$ 1,283,109	1,075,390
Mortgage Notes Payable [Member] | Fixed Rate [Member]
Mortgage Notes Payable, Net [Abstract]
Carrying value of collateral		1,130,582	1,193,616
Mortgage Notes Payable [Member] | Floating Rate [Member]
Mortgage Notes Payable, Net [Abstract]
Carrying value of collateral		$ 524,996	269,117
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member]
Mortgage Notes Payable, Net [Abstract]
Final stated maturity, earliest date	[2],[3]	Aug. 31, 2018
Final stated maturity, latest date	[2],[3]	Mar. 31, 2020
Stated interest rate, minimum (in hundredths)	[2],[3]	1.60%
Stated interest rate, maximum (in hundredths)	[2],[3]	4.93%
Outstanding face amount	[2],[3]	$ 156,763	159,228
Carrying value	[2],[3]	$ 154,696	155,694
Weighted average maturity	[2],[3]	4 years 3 months 18 days
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loan with Face Amount of $11,432 [Member]
Mortgage Notes Payable, Net [Abstract]
Outstanding face amount		$ 11,432
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loan with Face Amount of $11,432 [Member] | Year Three [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate (in hundredths)		4.50%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loan with Face Amount of $11,432 [Member] | Year Four [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate (in hundredths)		4.75%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loan with Face Amount of $11,432 [Member] | Year Five [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate (in hundredths)		5.00%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loans with Face Amounts of $40,584 [Member]
Mortgage Notes Payable, Net [Abstract]
Outstanding face amount		$ 40,584
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loans with Face Amounts of $40,584 [Member] | Year One [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate (in hundredths)		4.00%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loans with Face Amounts of $40,584 [Member] | Year Two [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate (in hundredths)		4.00%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loans with Face Amounts of $40,584 [Member] | After Year Two [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate, minimum (in hundredths)		5.99%
Stated interest rate, maximum (in hundredths)		6.76%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Floating Rate [Member]
Mortgage Notes Payable, Net [Abstract]
Final stated maturity, earliest date	[4]	Aug. 31, 2016
Final stated maturity, latest date	[4]	Sep. 30, 2019
Stated interest rate	[4]	LIBOR +2.75% to LIBOR +3.75%
Outstanding face amount	[4]	$ 278,424	198,584
Carrying value	[4]	$ 275,689	196,110
Weighted average maturity	[4]	3 years 3 months 18 days
Managed Properties [Member] | Mortgage Notes Payable [Member] | Floating Rate [Member] | LIBOR [Member] | Minimum [Member]
Mortgage Notes Payable, Net [Abstract]
Basis spread on variable rate (in hundredths)	[4]	2.75%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Floating Rate [Member] | LIBOR [Member] | Maximum [Member]
Mortgage Notes Payable, Net [Abstract]
Basis spread on variable rate (in hundredths)	[4]	3.75%
Managed Properties [Member] | Mortgage Notes Payable [Member] | Floating Rate [Member] | Mortgage Loans with Carrying Value of $164,974 [Member] | LIBOR [Member] | Minimum [Member]
Mortgage Notes Payable, Net [Abstract]
Basis spread on variable rate (in hundredths)		1.00%
Carrying value		$ 164,974
Triple Net Lease Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member]
Mortgage Notes Payable, Net [Abstract]
Final stated maturity, earliest date	[5]	Jan. 31, 2021
Final stated maturity, latest date	[5]	Jan. 31, 2024
Stated interest rate, minimum (in hundredths)	[5]	3.83%
Stated interest rate, maximum (in hundredths)	[5]	8.00%
Outstanding face amount	[5]	$ 708,383	719,350
Carrying value	[5]	$ 679,333	683,389
Weighted average maturity	[5]	7 years 1 month 6 days
Triple Net Lease Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loans with Face Amounts of $356,818 [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate, minimum (in hundredths)		4.00%
Stated interest rate, maximum (in hundredths)		4.99%
Outstanding face amount		$ 356,818
Triple Net Lease Properties [Member] | Mortgage Notes Payable [Member] | Fixed Rate [Member] | Mortgage Loans with Face Amounts of $312,157 [Member]
Mortgage Notes Payable, Net [Abstract]
Stated interest rate, minimum (in hundredths)		3.83%
Stated interest rate, maximum (in hundredths)		4.56%
Outstanding face amount		$ 312,157
Triple Net Lease Properties [Member] | Mortgage Notes Payable [Member] | Floating Rate [Member]
Mortgage Notes Payable, Net [Abstract]
Final stated maturity, latest date		Oct. 31, 2017
Stated interest rate		LIBOR + 3.25%
Outstanding face amount		$ 115,000	0
Carrying value		$ 113,506	$ 0
Weighted average maturity		2 years 9 months 18 days
Triple Net Lease Properties [Member] | Mortgage Notes Payable [Member] | Floating Rate [Member] | LIBOR [Member]
Mortgage Notes Payable, Net [Abstract]
Basis spread on variable rate (in hundredths)		3.25%

[1]	The totals are reported net of deferred financing costs of $36,206 and $41,979 as of December 31, 2014 and 2013, respectively.
[2]	Includes a loan with an outstanding face amount of $11,432, as of December 31, 2014, which has an interest rate based on the applicable U.S. Treasury Security rates for the first two years. The interest rate is 4.5%, 4.75% and 5.0% for years three through five, respectively.
[3]	Includes loans with an outstanding face amount of $40,584, as of December 31, 2014, for which the Company bought down the interest rate to 4.0% for the first two years. The interest rate will range from 5.99% to 6.76% thereafter.
[4]	Includes floating rate mortgage loans with a total carrying value of $164,974, as of December 31, 2014, which have a LIBOR floor of 1.0%.
[5]	Includes loans with an outstanding face amount of $356,818 and $312,157, as of December 31, 2014, for which the Company bought down the interest rates to 4.00% and 3.83%, respectively, through January 2019. The interest rates will increase to 4.99% and 4.56%, respectively, thereafter.